Principal Funds, Inc.
Supplement dated June 20, 2023
to the Prospectus and Statement of Additional Information
both dated March 1, 2023
(as previously supplemented)
This supplement updates information currently in the Prospectus and Statement of Additional Information. Please retain this supplement for future reference.
The changes described below are being made to the Prospectus.

PRICING OF FUND SHARES

Effective June 23, 2023, delete the fourth sentence in the first paragraph and replace with the following:
The share price of each Fund (other than the Government Money Market Fund) is determined as of the close of business of the NYSE (normally, 3:00 p.m. Central Time). The share price of the Government Money Market Fund is normally determined at 4:00 p.m. Central Time.
Effective June 23, 2023, delete the bullet points under the first paragraph and the paragraph below the bullet points, and replace with the following:
•on a day that the NYSE is open; and
•for each Fund (other than the Government Money Market Fund), before the close of trading on the NYSE (normally, 3:00 p.m. Central Time); or
•for the Government Money Market Fund, before normally 4:00 p.m. Central Time.
Orders received after 3:00 p.m. Central Time (for all Funds, other than the Government Money Market Fund) or 4:00 p.m. Central Time (for the Government Money Market Fund) or on days that the NYSE is not open will be processed on the next day that the NYSE is open for normal trading. The Funds will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE and will price shares as of 3:00 p.m. Central Time or, in the case of the Government Money Market Fund, 4:00 p.m. Central Time, if the particular disruption directly affects only the NYSE.

PURCHASE OF FUND SHARES

Effective July 1, 2023, under Eligible Purchasers, delete the Government Money Market Fund section in its entirety.

CHOOSING A SHARE CLASS AND THE COST OF INVESTING
Effective November 1, 2023, under the Ongoing Fees section, delete the fourth bullet point and replace with the following:
•Transfer Agent Fee (all Classes) — Principal Shareholder Services, Inc. (“PSS”) has entered into a Transfer Agency Agreement with the Registrant under which PSS provides transfer agent services to these classes. For Class J shares, these services are currently provided at a rate that includes a profit; for Classes A, C, Institutional, and R-6 shares, these services are currently provided at cost. The Fund does not pay for these services for Classes R-1, R-3, R-4, and R-5 shares.

FUND ACCOUNT INFORMATION
Effective June 23, 2023, under the Orders Placed by Intermediaries section, delete the first paragraph and replace with the following:
Principal Funds may have an agreement with your intermediary, such as a broker-dealer, third-party administrator, or trust company, that permits the intermediary to receive orders on behalf of the Fund (other than the Government Money Market Fund) until 3:00 p.m. Central Time and on behalf of the Government Money Market Fund until 4:00 p.m. Central Time. The agreement may include authorization for your intermediary to designate other intermediaries (“sub-designees”) to receive orders on behalf of the Fund on the same terms that apply to the intermediary. In such cases, if your intermediary or a sub-designee receives your order in correct form by the required time, transmits it to the Fund, and pays for it in accordance with the agreement, the Fund will price the order at the next NAV per share it computes after your intermediary or sub-designee received your order.

The changes described below are being made to the Statement of Additional Information.

MULTIPLE CLASS STRUCTURE
Effective November 1, 2023, delete the Transfer Agency Agreement (Classes A, C, J, Institutional, R-1, R-3, R-4, R-5, and R-6) section and replace with the following:
Transfer Agency Agreement (Classes A, C, J, Institutional, R-1, R-3, R-4, R-5, and R-6)
The Transfer Agency Agreement provides for Principal Shareholder Services, Inc. (“PSS”) (711 High Street, Des Moines, IA 50392), an affiliate of PGI, to act as transfer and shareholder servicing agent for the Classes A, C, J, Institutional, R-1, R-3, R-4, R-5, and R-6.
•For Classes A, C, and R-6, and Institutional Class shares, the Registrant pays PSS a fee for the services provided pursuant to the Transfer Agency Agreement in an amount equal to the costs incurred by PSS for providing such services.
•For Class J shares, the Registrant pays PSS a fee for the services provided pursuant to the Transfer Agency Agreement in an amount that includes profit.
The Registrant pays PSS for the following services for Classes A, C, J, and R-6, and Institutional Class shares:
•issuance, transfer, conversion, cancellation, and registry of ownership of Fund shares, and maintenance of open account system;
•preparation and distribution of dividend and capital gain payments to shareholders;
•delivery, redemption, and repurchase of shares, and remittances to shareholders;
•the tabulation of proxy ballots and the preparation and distribution to shareholders of notices, proxy statements and proxies, reports, confirmation of transactions, prospectuses, and tax information;
•communication with shareholders concerning the above items; and
•use of its best efforts to qualify the capital stock of the Funds for sale in states and jurisdictions as directed by the Funds.
The Registrant does not pay for these services for Classes R-1, R-3, R-4, and R-5 shares. PSS will pay operating expenses attributable to Classes R-1, R-3, R-4, and R-5 shares related to (a) the cost of meetings of shareholders and (b) the costs of initial and ongoing qualification of the capital stock of the Funds for sale in states and jurisdictions.

LEADERSHIP STRUCTURE AND BOARD
Under Additional Information Regarding Board Members and Officers, in the FUND COMPLEX OFFICERS table, delete the rows for Laura B. Latham, Deanna Y. Pellack, Adam U. Shaikh, John L. Sullivan, and Clint Woods, and add the following alphabetically:

FUND COMPLEX OFFICERS
Name, Address, and Year of Birth	Position(s) Held with Fund Complex	Positions with PGI and its Affiliates; Principal Occupations During Past 5 Years**
George Djurasovic 711 High Street Des Moines, IA 50392 1971	General Counsel (since 2023)
Vice President/General Counsel PAM, PGI (since 2022)
Vice President/General Counsel PAM, PFGI (since 2022)
Vice President/General Counsel PAM, PFSI (since 2022)
Vice President/General Counsel PAM, PLIC (since 2022)
Global Chief Compliance Officer, Artisan Partners Limited Partnership (2013-2022)

Laura B. Latham 711 High Street Des Moines, IA 50392 1986	Counsel and Assistant Secretary (since 2023) Assistant Counsel and Assistant Secretary (2018-2023)	Counsel, PGI (since 2018) Counsel, PLIC (since 2018)
Deanna Y. Pellack 711 High Street Des Moines, IA 50392 1987	Counsel and Assistant Secretary (since 2023) Assistant Counsel and Assistant Secretary (2022-2023)	Counsel, PLIC (since 2022) Vice President, The Northern Trust Company (2019-2022) Second Vice President, The Northern Trust Company (2014-2019)
Adam U. Shaikh 711 High Street Des Moines, IA 50392 1972	Assistant General Counsel (since 2023) Assistant Secretary (since 2022) Assistant Counsel (2006-2023)	Assistant General Counsel, PGI (since 2018) Counsel, PLIC (since 2006)
John L. Sullivan 711 High Street Des Moines, IA 50392 1970	Counsel and Assistant Secretary (since 2023) Assistant Counsel and Assistant Secretary (2019-2023)	Counsel, PGI (since 2020) Counsel, PLIC (since 2019) Prior thereto, Attorney in Private Practice

PRICING OF FUND SHARES
Effective June 23, 2023, delete the second sentence in the first paragraph and replace with the following:
The NAV for each class of each Fund (other than the Government Money Market Fund) is calculated each day the New York Stock Exchange (“NYSE”) is open, as of the close of business of the NYSE (normally 3:00 p.m. Central Time). The NAV for each class of the Government Money Market Fund is calculated each day the New York Stock Exchange (“NYSE”) is open, normally at 4:00 p.m. Central Time.

Effective June 23, 2023, delete the second paragraph and replace with the following:
The Funds will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE and will price shares as of 3:00 p.m. Central Time or, in the case of the Government Money Market Fund, 4:00 p.m. Central Time, if the particular disruption directly affects only the NYSE.

Effective June 23, 2023, under Government Money Market and Money Market Funds (the “Money Market Funds”), delete the first sentence and replace with the following:
The share price of each class of shares of the Money Market Fund is determined at the same time and on the same days as the Funds described above. The share price of each class of shares of the Government Money Market Fund is determined normally at 4:00 p.m. Central Time and on the same days as the Funds described above.

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